Schedule of Investments
March 31, 2020 (unaudited)
Tactical Moderate Allocation Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 10.76%

Beverages - 0.70%
Coca Cola Co.			3,336	147,618
PepsiCo., Inc.			1,226	147,243

				294,861

Computer Peripheral Equipment, Nec - 0.33%
Fortinet, Inc. (2)			1,384	140,019

Electronic Computers - 0.22%
Apple, Inc.			368	93,579

Industrial Instruments For Measurement, Display, And Control - 0.40%
Roper Technologies, Inc.			548	170,872

Oil, Gas Field Services, Nbc - 0.07%
Schlumberger Ltd.			2,129	28,720

Pharmaceutical Preparations - 0.75%
Johnson & Johnson			2,434	319,170

Retail-Auto & Home Supply Stores - 0.36%
O'Reilly Automotive, Inc. (2)			500	150,525

Retail-Auto Dealers & Gasoline Stations - 0.32%
Carmax, Inc. (2)			2,551	137,320

Retail-Catalog & Mail-Order Houses - 0.65%
Amazon.com, Inc. (2)			141	274,911

Retail-Eating & Drinking Places - 0.14%
Starbucks Corp.			881	57,917

Retail-Variety Stores - 0.76%
Dollar Tree, Inc. (2)			3,840	282,125
Walmart, Inc.			337	38,290

				320,415

Services-Business Services, Nec - 0.50%
Visa, Inc. Class-A			1,319	212,517

Services-Computer Programming, Data Processing, Etc. - 0.64%
Alphabet, Inc. Class-A (2)			57	66,231
Facebook, Inc. Class-A (2)			1,225	204,330

				270,561

Services-Consumer Credit Reporting, Collection Agencies - 0.41%
Moody's Corp.			826	174,699

Services-Miscellaneous Amusement & Recreation - 0.50%
Walt Disney Co. (2)			2,213	213,776

Services-Prepackaged Software - 2.32%
Okta, Inc. Class-A (2)			1,159	141,699
Smartsheet, Inc. Class-A (2)			3,202	132,915
Coupa Software, Inc. (2)			1,295	180,950
Shopify, Inc. Class-A (2)			678	282,679
Microsoft Corp.			1,551	244,608

				982,851

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.70%
Procter & Gamble Co.			2,711	298,210

State Commercial Banks - 0.35%
State Street Corp.			2,811	149,742

Television Broadcasting Stations - 0.34%
Fox Corp.			6,382	146,020

Wholesale-Groceries & Related Products - 0.30%
Sysco Corp.			2,782	126,943

Total Common Stocks			(Cost $ 4,774,289)	4,563,628

Corporate Bonds - 24.94%

Air Transportation, Scheduled - 0.56%
Delta Airlines, Inc., 2.60%, 12/04/2020			250,000	238,757

Beverages - 0.97%
Pernod Ricard SA REGS, 5.75%, 04/07/2021			400,000	411,578

Communications Equipment - 0.83%
American Tower Corp., 3.30%, 02/15/2021			350,000	349,934

Crude Petroleum & Natural Gas - 1.10%
Occidental Petroleum Corp., 4.10%, 02/01/2021			550,000	467,492

Electric & Other Services Combined - 0.35%
Consolidated Edison Co. of New York, Inc., 4.45%, 06/15/2020			150,000	150,509

Electric Services - 1.41%
Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/2020			350,000	350,361
Southern California Edison Co., 2.90%, 03/01/2021			250,000	249,295

				599,656

Electronic & Other Electrical Equipment (No Computer Equip) - 0.24%
General Electric Co., 5.30%, 02/11/2021			100,000	101,223

Finance Services - 2.73%
American Express Co., 3.00%, 02/22/2021			250,000	251,660
American Express Co., 3.00%, 11/05/2021			300,000	306,932
General Motors Financial Co., Inc., 2.65%, 04/13/2020			600,000	599,534

				1,158,126

Fire, Marine & Casualty Insurance - 1.21%
American International Group, Inc., 6.40%, 12/15/2020			200,000	205,625
Progressive Corp., 3.75%, 08/23/2021			300,000	306,439

				512,064

Hospital & Medical Service Plans - 1.30%
Anthem, Inc., 4.35%, 08/15/2020			100,000	100,706
Anthem, Inc., 2.50%, 11/21/2020			150,000	149,459
Unitedhealth Group, Inc., 2.70%, 07/15/2020			300,000	300,028

				550,193

Hotels & Motels - 0.88%
Marriott International, Inc., 2.875%, 03/01/2021			400,000	374,420

Miscellaneous Business Credit Institution - 1.09%
Ford Motor Credit Co., LLC, 3.336%, 03/18/2021			300,000	287,940
IBM Credit, LLC., 1.80%, 01/20/2021			175,000	174,910

				462,850

Motor Vehicles & Passenger Car Bodies - 1.05%
Daimler Finance North America, LLC. REGS, 3.00%, 02/22/2021			100,000	97,181
Daimler Finance North America, LLC. REGS, 3.35%, 05/04/2021			150,000	148,482
Fiat Chrysler Automobiles N.V., 4.50%, 04/15/2020			200,000	199,418

				445,081

National Commercial Banks - 4.72%
Bank of America Corp., 5.875%, 01/05/2021			300,000	306,023
Capital One Financial Co., 2.40%, 10/30/2020			450,000	449,069
Citigroup, Inc., 5.375%, 08/09/2020			24,000	24,239
Citizens Bank, 2.25%, 10/30/2020			250,000	250,589
Keybank N.A., 3.35%, 06/15/2021			300,000	302,863
Manufacturers & Traders Trust Co., 2.05%, 08/17/2020			125,000	124,685
Societe Generale REGS, 2.50%, 04/08/2021			300,000	294,876
Wells Fargo & Co., 2.55%, 12/07/2020			250,000	250,598

				2,002,942

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.53%
DuPont de Nemours, Inc., 3.776%, 11/15/2020			223,000	223,700

Railroads, Line-Haul Operating - 1.19%
Norfolk Southern Railway Co., 9.75%, 06/15/2020			500,000	505,927

Refuse Systems - 0.30%
Waste Management, Inc., 4.75%, 06/30/2020			125,000	125,803

Retail- Drug Stores And Proprietary Stores - 0.59%
CVS Health Corp., 2.125%, 06/01/2021			250,000	250,267

Security Brokers, Dealers & Flotation Companies - 1.07%
Morgan Stanley, 2.80%, 06/16/2020			200,000	199,972
Morgan Stanley, 5.50%, 07/24/2020			250,000	252,361

				452,333

Semiconductors & Related Devices - 0.52%
Xilinx, Inc., 3.00%, 03/15/2021			220,000	219,925

Short-Term Business Credit Institutions, Except Agricultural - 0.83%
John Deer Capital Corp., 2.55%, 01/08/2021			350,000	351,167

Telephone Communications (No Radio Telephone) - 0.30%
AT&T, Inc., 2.80%, 02/17/2021			125,000	125,553

Wholesales-Groceries & Related Products - 1.17%
Sysco Corp., 2.60%, 10/01/2020			500,000	495,273

Total Corporate Bonds			(Cost $ 10,753,353)	10,574,773

Registered Investment Companies - 56.29%

Aberdeen Standard Physical Palladium Shares ETF (2) (8)			387	85,987
Direxion Daily 20+ Year Treasury Bull 3X Shares ETF (8)			3,827	161,155
First Trust Enhanced Short Maturity ETF (8)			3,870	228,446
First Trust Managed Futures Strategy Fund ETF (2) (8)			546	23,838
iPath Series B S&P 500 VIX Short-Term Futures ETN (2)			6,675	308,719
iShares 1-3 Year Treasury Bond ETF (8)			15,400	1,334,718
iShares 20+ Year Treasury Bond ETF (8)			4,080	673,078
iShares Core U.S. Aggregate Bond ETF (8)			7,544	870,351
iShares ESG U.S. Aggregate Bond ETF (8)			15,562	862,337
iShares Short-Term Corporate Bond ETF (8)			6,000	314,160
iShares U.S. Real Estate ETF (8)			992	69,013
iShares U.S. Treasury Bond ETF (8)			2,480	69,465
JPMorgan Diversified Return U.S. Equity ETF (8)			24,670	1,446,649
JPMorgan U.S. Aggregate Bond ETF (8)			239,082	6,455,214
JPMorgan U.S. Minimum Volatility ETF (8)			35,000	864,101
ProShares Short S&P500 EFT (8)			125,000	3,457,500
ProShares Short VIX Short-Term Futures ETF (2) (8)			32,446	1,006,150
ProShares Ultra VIX Short-Term Futures ETF (2) (8)			7,958	301,847
ProShares UltraPro QQQ ETF (2) (8)			9,282	442,194
ProShares UltraPro S&P 500 ETF (8)			11,865	327,830
ProShares UltraPro Short QQQ ETF (8)			5,880	114,425
ProShares UltraPro Short S&P500 ETF (8)			9,653	232,830
ProShares UltraShort 20+ Year Treasury ETF (8)			13,518	217,370
ProShares VIX Short-Term Futures ETF (2) (8)			5,581	326,823
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (8)			20,739	1,900,315
SPDR Gold Shares ETF (2) (8)			2,938	434,971
SPDR S&P 500 ETF Trust (8)			2,000	515,500
Vanguard Short-Term Corporate Bond Index Fund ETF (8)			10,372	820,425

Total Registered Investment Companies			(Cost $ 24,278,034)	23,865,411

Real Estate Investment Trusts - 1.09%

American Tower Corp.			1,385	301,584
SBA Communications Corp. Class-A			596	160,902

Total Real Estate Investment Trusts			(Cost $ 404,537)	462,486

U.S. Government Agencies And Obligations - 4.26%

U.S. Treasury Note Bond 1.50%, 04/15/2020			1,000,000	1,000,543
U.S. Treasury Note Bond 1.50%, 07/15/2020			600,000	602,531
U.S. Treasury Note Bond 2.75%, 09/30/2020			200,000	202,625

Total U.S. Government Agencies And Obligations			(Cost $ 1,800,295)	1,805,699

Money Market Registered Investment Companies - 4.06%

First American Treasury Obligation Fund Class-X 0.32% (5)			1,719,368	1,719,368

Total Money Market Registered Investment Companies			(Cost $ 1,719368)	1,719,368

Total Investments - 104.54%			(Cost $ 44,9002,648)	44,321,977

Liabilities in Excess of Other Assets - (4.54%)				(1,923,365)

Total Net Assets - 100.00%				42,398,612

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Call Options
SPDR S&P 500 ETF Trust, Strike $314.00	7	6/19/2020	180,411	462
SPDR S&P 500 ETF Trust, Strike $315.00	86	6/19/2020	2,216,478	3,784
SPDR S&P 500 ETF Trust, Strike $320.00	20	6/19/2020	515,460	640
SPDR S&P 500 ETF Trust, Strike $244.00	20	9/18/2020	515,460	64,020
SPDR S&P 500 ETF Trust, Strike $245.00	20	9/18/2020	515,460	65,820
SPDR S&P 500 ETF Trust, Strike $315.00	107	9/18/2020	2,757,711	21,293
SPDR S&P 500 ETF Trust, Strike $322.00	25	9/18/2020	644,325	3,750
SPDR S&P 500 ETF Trust, Strike $274.00	35	12/18/2020	902,055	67,585
SPDR S&P 500 ETF Trust, Strike $275.00	25	12/18/2020	644,325	45,375
SPDR S&P 500 ETF Trust, Strike $334.00	50	12/18/2020	1,288,650	10,000
SPDR S&P 500 ETF Trust, Strike $258.00	15	1/15/2021	386,595	41,025
SPDR S&P 500 ETF Trust, Strike $274.00	15	1/15/2021	386,595	28,335
SPDR S&P 500 ETF Trust, Strike $278.00	30	1/15/2021	773,190	51,120
SPDR S&P 500 ETF Trust, Strike $312.00	20	1/15/2021	515,460	12,000
SPDR S&P 500 ETF Trust, Strike $298.00	15	3/19/2021	386,595	17,370
SPDR S&P 500 ETF Trust, Strike $302.00	15	3/19/2021	386,595	13,830

	505		13,015,365	446,409

Put Options
SPDR S&P 500 ETF Trust, Strike $235.00	18	6/19/2020	463,914	22,644
SPDR S&P 500 ETF Trust, Strike $295.00	26	6/19/2020	670,098	108,212
SPDR S&P 500 ETF Trust, Strike $305.00	87	6/19/2020	2,242,251	426,387
SPDR S&P 500 ETF Trust, Strike $300.00	67	9/18/2020	1,726,791	326,960

	198		5,103,054	884,203

Call Options Written
SPDR S&P 500 ETF Trust, Strike $275.00	18	6/19/2020	463,914	(16,704)
SPDR S&P 500 ETF Trust, Strike $350.00	10	6/19/2020	257,730	(80)
SPDR S&P 500 ETF Trust, Strike $351.00	40	6/19/2020	1,030,920	(680)
SPDR S&P 500 ETF Trust, Strike $360.00	63	6/19/2020	1,623,699	(378)
SPDR S&P 500 ETF Trust, Strike $289.00	20	9/18/2020	515,460	(17,500)
SPDR S&P 500 ETF Trust, Strike $290.00	20	9/18/2020	515,460	(16,500)
SPDR S&P 500 ETF Trust, Strike $340.00	25	9/18/2020	644,325	(1,000)
SPDR S&P 500 ETF Trust, Strike $360.00	40	9/18/2020	1,030,920	(1,160)
SPDR S&P 500 ETF Trust, Strike $365.00	67	9/18/2020	1,726,791	(1,005)
SPDR S&P 500 ETF Trust, Strike $313.00	35	12/18/2020	902,055	(15,505)
SPDR S&P 500 ETF Trust, Strike $315.00	25	12/18/2020	644,325	(10,275)
SPDR S&P 500 ETF Trust, Strike $356.00	50	12/18/2020	1,288,650	(2,900)
SPDR S&P 500 ETF Trust, Strike $310.00	15	1/15/2021	386,595	(8,820)
SPDR S&P 500 ETF Trust, Strike $318.00	15	1/15/2021	386,595	(6,000)
SPDR S&P 500 ETF Trust, Strike $322.00	30	1/15/2021	773,190	(9,990)
SPDR S&P 500 ETF Trust, Strike $341.00	20	1/15/2021	515,460	(3,440)
SPDR S&P 500 ETF Trust, Strike $335.00	15	3/19/2021	386,595	(3,810)
SPDR S&P 500 ETF Trust, Strike $340.00	15	3/19/2021	386,595	(3,630)

	455		11,726,715	(119,377)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $200.00	18	6/19/2020	463,914	(9,900)
SPDR S&P 500 ETF Trust, Strike $314.00	7	6/19/2020	180,411	(40,180)
SPDR S&P 500 ETF Trust, Strike $315.00	86	6/19/2020	2,216,478	(502,412)
SPDR S&P 500 ETF Trust, Strike $320.00	20	6/19/2020	515,460	(126,520)
SPDR S&P 500 ETF Trust, Strike $205.00	40	9/18/2020	1,030,920	(38,120)
SPDR S&P 500 ETF Trust, Strike $275.00	25	9/18/2020	644,325	(81,675)
SPDR S&P 500 ETF Trust, Strike $315.00	67	9/18/2020	1,726,791	(398,114)
SPDR S&P 500 ETF Trust, Strike $235.00	60	12/18/2020	1,546,380	(119,400)
SPDR S&P 500 ETF Trust, Strike $284.00	50	12/18/2020	1,288,650	(202,650)
SPDR S&P 500 ETF Trust, Strike $220.00	15	1/15/2021	386,595	(24,645)
SPDR S&P 500 ETF Trust, Strike $233.00	15	1/15/2021	386,595	(29,145)
SPDR S&P 500 ETF Trust, Strike $235.00	30	1/15/2021	773,190	(63,330)
SPDR S&P 500 ETF Trust, Strike $270.00	20	1/15/2021	515,460	(70,580)
SPDR S&P 500 ETF Trust, Strike $255.00	30	3/19/2021	773,190	(87,180)

	483		11,804,034	(1,793,851)

Total Options			(Cost $ 219,919)	(582,616)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$42,516,278	$(1,913,228)
Level 2 - Other Significant Observable Inputs			1,805,699	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$44,321,977	$(1,913,228)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.